Share-based compensation expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses (note 12)	$ 5.0	$ 6.8	$ 7.0	$ 8.1
Stock options and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses (note 12)	1.6	1.3	3.0	2.5
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses (note 12)	$ 3.4	$ 5.5	$ 4.0	$ 5.6